GOODWILL (Tables)	12 Months Ended
Dec. 31, 2019
GOODWILL
Schedule of changes in the net carrying amount of goodwill

	2019	2018

Cost
Balance at beginning of year	$5,671.1	$5,688.6
Business acquisitions	14.6	2.1
Reclassification to assets held for sale	—	(19.6)
Balance at end of year	5,685.7	5,671.1

Accumulated impairment losses
Balance at beginning and at end of year	2,992.8	2,992.8

Net carrying amount	$2,692.9	$2,678.3

Schedule of allocation of net carrying amount of goodwill in significant CGU groups

	2019	2018
CGU groups

Telecommunications	$2,656.1	$2,656.1
Other[1]	36.8	22.2
Total	$2,692.9	$2,678.3
[1]	Includes mainly the CGUs related to Film and television activities, Book publishing and distribution activities, and Sports and Entertainment activities.

Schedule of determination of recoverable amounts in the impairment tests performed in significant CGU groups

	2019		2018
	Pre-tax	Perpetual	Pre-tax	Perpetual
	discount rate	growth	discount rate	growth
CGU groups1	(WACC)	rate	(WACC)	rate

Telecommunications[2]	9.0%	2.5%	9.0%	2.5%
Other	11.0 to 14.0	(1.0) to 2.0	11.5 to 16.5	0.0 to 2.0
[1]	In 2019 and 2018, the recoverable amounts of all CGUs were based on value in use, using the discounted cash flow method.
[2]	The same recoverable amount used in the 2018 annual impairment test was used in 2019. Accordingly, pre-tax discount rate and perpetual growth rate are the same in 2019 and 2018.